Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Option Award Grant Practices
Grants of option awards to NEOs under our equity incentive plans are approved by the Section 16 Equity Committee. Historically, grants of option awards have typically been made at preestablished Committee meeting dates or in connection with a new hire or promotion, and irrespective of the timing of any financial announcement or other disclosure of material nonpublic information. Meeting dates are set in advance, and the timing of the meetings, and the grant of stock options, including the timing, terms and value of the awards, is made without regard to any material nonpublic information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The Company does not currently grant, and has not granted since the IPO, stock options to our employees, including NEOs.

Award Timing Method	Grants of option awards to NEOs under our equity incentive plans are approved by the Section 16 Equity Committee. Historically, grants of option awards have typically been made at preestablished Committee meeting dates or in connection with a new hire or promotion, and irrespective of the timing of any financial announcement or other disclosure of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Meeting dates are set in advance, and the timing of the meetings, and the grant of stock options, including the timing, terms and value of the awards, is made without regard to any material nonpublic information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false